Cash Flow Information - Summary of Analysis of Net Debt and Movements in Net Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 79,865,999	$ 42,557,621	$ 78,713,885	$ 99,039,172
Lease liability - repayable within one year	(577,803)	(522,297)
Borrowings - repayable within one year	(62,070,139)	(31,668,810)
Lease liability - repayable after one year	(5,910,316)	(6,488,119)
Borrowings - repayable after one year	(31,778,559)	(32,775,271)
Net cash (debt)	(20,470,818)	(28,896,876)
Cash and cash equivalents	79,865,999	42,557,621	78,713,885	$ 99,039,172
Gross debt – fixed interest rates	(68,437,917)	(38,770,675)
Gross debt – variable interest rates	(31,898,900)	(32,683,822)
Net cash (debt)	(20,470,818)	(28,896,876)
Cash flows from financing activities
Beginning Balance	(28,896,876)	9,326,135
Cashflows	36,187,702	(34,568,333)
Other non-cash movements	(27,761,644)	(3,654,678)
Ending Balance	(20,470,818)	(28,896,876)
Cash
Cash flows from financing activities
Beginning Balance	42,557,621	78,713,885
Cashflows	34,840,243	(36,156,264)
Other non-cash movements	2,468,135
Ending Balance	79,865,999	42,557,621
Borrowings due within 1year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings - repayable within one year	(60,715,628)	(30,360,575)	$ (28,554,210)
Cash flows from financing activities
Beginning Balance	(32,191,107)	(1,687,622)
Cashflows	1,347,459	1,587,931
Other non-cash movements	(31,804,294)	(32,091,416)
Ending Balance	(62,647,942)	(32,191,107)
Borrowings
Cash flows from financing activities
Beginning Balance	(39,263,390)	(67,700,128)
Other non-cash movements	1,574,515	28,436,738
Ending Balance	$ (37,688,875)	$ (39,263,390)